Notes Payable, Related Parties	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 9 - Notes Payable, Related Parties

Notes payable, related parties consist of the following at December 31, 2016 and 2015, respectively:

	December 31,	December 31,
	2016	2015

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s CEO.	$10,000	$10,000

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s Chairman of the Board.	10,000	10,000

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from one of the Company’s Directors.	10,000	10,000

Total notes payable, related parties	30,000	30,000
Less: current portion	30,000	30,000
Notes payable, related parties, less current portion	$-	$-

The Company recorded interest expense in the amount of $2,400 and $1,170 for the years ended December 31, 2016 and 2015, respectively related to notes payable, related parties.

Accrued interest of $3,570 was outstanding on these notes as of December 31, 2016.